Dykema Gossett PLLC Franklin Square, Third Floor West 1300 I Street N.W. Washington, DC 20005 WWW.DYKEMA.COM Tel: (202) 906-8600 Fax: (202) 906-8669
July 22, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Trust
Registration Statement on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
          On behalf of John Hancock Trust (“JHT”), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the “Act”) JHT’s registration statement on Form N-14 under the Act (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the liabilities, of each of five series of JHT (the Emerging Small Company Trust, Global Allocation Trust, Global Real Estate Trust, International Small Cap Trust and Mid Cap Intersection Trust) by and in exchange for shares of another series of JHT (respectively, the Smaller Company Growth Trust, Lifestyle Balanced Trust, Real Estate Securities Trust, International Small Company Trust and Mid Cap Index Trust).
          It is proposed that the proxy statement/prospectus included in the Registration Statement will first be sent to shareholders on or about September 9, 2009. Please call me at 202-906-8712 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.
Very truly yours,
Dykema Gossett pllc
/s/ Bruce W. Dunne
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